7 INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized intangible assets	$ 12,517,627	$ 10,074,546	$ 3,279,263
Accumulated amortization	1,459,592	1,309,842	164,750
Total intangible assets	$ 11,058,035	$ 8,764,704	$ 3,114,513